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                       SUPPLEMENT DATED DECEMBER 20, 2004
                                  TO PROSPECTUS
                              DATED MAY 1, 2004 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

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                   PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

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                              KEMPER ADVANTAGE III
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Kemper Advantage III Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

        Effective October 15, 2004, the INVESCO VIF-Financial Services Fund has been renamed the AIM V.I. Financial Services Fund. Therefore, all references in the Prospectus to INVESCO VIF-Financial Services Fund or INVESCO VIF-Financial Services Subaccount are hereby replaced with AIM V.I. Financial Services Fund and AIM V. I. Financial Services Subaccount, respectively.

        Effective October 15, 2004, the INVESCO VIF-Health Sciences Fund has been renamed the AIM V.I. Health Sciences Fund. Therefore, all references in the Prospectus to INVESCO VIF-Health Sciences Fund or INVESCO VIF-Health Sciences Subaccount are hereby replaced with AIM V.
        I. Health Sciences Fund and AIM V.I. Health Sciences Subaccount, respectively.

        Effective October 15, 2004, the INVESCO VIF-Utilities Fund has been renamed the AIM V.I. Utilities Fund. Therefore, all references in the Prospectus to INVESCO VIF-Utilities Fund or INVESCO VIF-Utilities Subaccount are hereby replaced with AIM V.I. Utilities Fund and AIM V.I. Utilities Subaccount, respectively.

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For use in all states